SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 16:-SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.The Company identifies operating segments in accordance with ASC Topic 280, "Segment Reporting". Operating segments are defined as components of an entity for which separate financial information is available and is regularly reviewed by the chief operating decision maker in making decisions regarding resource allocation and evaluating financial performance. The Company determined it operates in one reportable segment as the Company's chief operating decision maker is the Chairman and Chief Executive Officer who makes operating decisions, assesses performance and allocates resources on a consolidated basis, accompanied by information about revenue by geographic region.

b.The total revenues are attributed to geographic areas based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company.

The following tables present total revenues for the years ended December 31, 2019, 2020 and 2021 and long-lived assets as of December 31, 2020 and 2021:

Revenues:

	Year ended December 31,
	2019	2020	2021

United States	$233,945	$246,811	$253,811
Israel	7,827	7,312	7,416
United Kingdom	36,146	33,101	35,530
Europe, the Middle East and Africa *)	85,757	101,453	120,382
Other	70,220	75,754	85,778

	$433,895	$464,431	$502,917

For the years ended December 31, 2019, 2020 and 2021, no single customer contributed more than 10% to the Company's total revenues.

Long-lived assets, including property and equipment, net and operating lease right-of-use assets:

	December 31,
	2020	2021

United States	$9,363	$6,813
Israel	26,438	24,391
United Kingdom	1,756	1,294
Europe, the Middle East and Africa *)	274	474
Other	1,069	1,370

	$38,900	$34,342

*)Excluding United Kingdom and Israel